Item 1. Schedule of Investments

T. ROWE PRICE NEW HORIZONS FUND
(Unaudited)	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.0%

CONSUMER DISCRETIONARY 23.4%
Distributors 0.1%
Source Information Management *	500,000	5,530
		5,530
Diversified Consumer Services 5.5%
Apollo Group, Class A *	3,265,270	216,781
Corinthian Colleges *	200,000	2,654
Education Management *	1,400,000	45,136
Laureate *	1,650,000	80,801
		345,372
Hotels, Restaurants & Leisure 4.7%
BJ's Restaurants *	500,000	10,215
Orient-Express, Class A	350,000	9,947
Panera Bread, Class A *	1,150,000	58,857
PF Chang's China Bistro *	1,000,000	44,830
Rare Hospitality International *	1,350,000	34,695
Red Robin Gourmet Burgers *	100,000	4,584
Sonic *	950,000	25,982
Station Casinos	1,000,000	66,360
Texas Roadhouse, Class A *	154,000	2,295
WMS Industries *	1,500,000	42,195
		299,960
Household Durables 3.9%
Ryland Group	1,000,000	68,420
Tempur-Pedic *	300,000	3,552
Toll Brothers *	3,550,000	158,578
Yankee Candle Company	700,000	17,150
		247,700
Internet & Catalog Retail 0.3%
Blue Nile *	150,000	4,746
Overstock.com *	150,000	5,752
priceline.com *	540,000	10,433
		20,931
Leisure Equipment & Products 0.1%
MarineMax *	250,000	6,373
		6,373
Media 2.8%
ADVO	1,125,000	35,201
Catalina Marketing	904,500	20,568
Cox Radio, Class A *	1,000,000	15,200
Entercom Communications *	1,000,000	31,590
Radio One, Class D *	800,000	10,520
Regent Communications *	1,750,000	9,205
Spanish Broadcasting, Class A *†	2,182,340	15,669
TiVo *	1,000,000	5,490
XM Satellite Radio Holdings, Class A *	850,000	30,524
		173,967
Multiline Retail 0.6%
Tuesday Morning †	1,450,000	37,512
		37,512
Specialty Retail 5.1%
AC Moore Arts & Crafts *†	1,000,000	19,180
AnnTaylor Stores *	1,150,000	30,532
Christopher & Banks †	2,000,000	27,740
DSW, Class A *	85,000	1,802
Hot Topic *	1,000,000	15,360
Linens 'n Things *	600,000	16,020
Maidenform Brands *	193,000	2,654
O'Reilly Automotive *	3,600,000	101,448
Pantry *	750,000	28,027
Petco *	1,750,000	37,030
Select Comfort *	500,000	9,990
The Finish Line, Class A †	1,750,000	25,533
Zumiez *	290,000	9,463
		324,779
Textiles, Apparel, & Luxury Goods 0.3%
Columbia Sportswear *	450,000	20,880
		20,880
Total Consumer Discretionary		1,483,004

CONSUMER STAPLES 0.0%
Food Products 0.0%
Diamond Foods *	157,000	2,685
Total Consumer Staples		2,685

ENERGY 6.7%
Energy Equipment & Services 5.1%
BJ Services	600,000	21,594
Cooper Cameron *	250,000	18,483
FMC Technologies *	1,500,000	63,165
Grant Prideco *	1,600,000	65,040
Helmerich & Payne	350,000	21,137
Hydril *	575,000	39,468
Key Energy Services *	1,500,000	22,125
National Oilwell Varco *	484,520	31,881
Smith International	400,000	13,324
W-H Energy Services *	784,000	25,417
		321,634
Oil, Gas & Consumable Fuels 1.6%
Bill Barrett *	1,100,000	40,502
Cimarex Energy *	550,000	24,932
Encore Acquisition *	930,000	36,130
		101,564
Total Energy		423,198

FINANCIALS 6.8%
Capital Markets 2.1%
Affiliated Managers Group *	550,000	39,831
GFI Group *	108,400	4,463
Greenhill	250,000	10,423
Investors Financial Services	329,500	10,841
Legg Mason	525,000	57,587
optionsXpress Holdings	260,000	4,950
Waddell & Reed Financial, Class A	350,000	6,776
		134,871
Commercial Banks 1.5%
Boston Private Financial	350,000	9,289
Signature Bank *	583,400	15,746
SVB Financial Group *	266,000	12,938
Texas Capital Bancshares *	600,000	12,690
UCBH Holdings	2,400,000	43,968
		94,631
Consumer Finance 0.6%
Advance America Cash Advance Centers	918,000	12,163
First Marblehead	1,150,000	29,210
		41,373
Diversified Financial Services 0.8%
CapitalSource *	2,000,000	43,600
International Securities Exchange *	182,000	4,259
		47,859
Insurance 1.6%
Direct General	350,000	6,906
Infinity Property & Casualty	950,000	33,335
James River Group *	152,800	2,689
MaxRe Capital	1,000,000	24,790
National Financial Partners	550,000	24,827
Universal American Financial *	270,000	6,140
		98,687
Thrifts & Mortgage Finance 0.2%
Delta Financial †	1,445,000	10,548
		10,548
Total Financials		427,969

HEALTH CARE 20.2%
Biotechnology 7.7%
Abgenix *	950,000	12,046
Acadia Pharmaceuticals *†	1,312,221	14,920
Acadia Phamaceuticals, Warrants, 4/1/10 *†‡	520,000	419
Advanced Life Sciences *	600,000	2,982
Alexion Pharmaceutical *	739,000	20,456
Alkermes *	1,700,000	28,560
Amylin Pharmaceuticals *	625,000	21,744
Cephalon *	725,000	33,654
Cubist Pharmaceuticals *	975,000	21,001
Cytokinetics *	150,000	1,221
deCode genetics *	1,700,000	14,263
Diversa *	1,400,000	8,106
DOV Pharmaceutical *	250,000	4,245
EXACT Sciences *	400,000	728
Exelixis *	1,350,000	10,355
Human Genome Sciences *	800,000	10,872
Incyte Genomics *	1,400,000	6,580
Inhibitex *	400,000	4,072
Keryx Biopharmaceuticals *	400,000	6,304
Kosan Biosciences *	750,000	5,453
Lexicon Genetics *	1,000,000	3,980
MannKind *	314,000	4,298
Mannkind, Warrants, 8/5/10 *‡	314,000	92
Martek Biosciences *	450,000	15,808
Memory Pharmaceuticals *	300,000	813
Momenta Pharmaceuticals *	924,742	25,199
Myogen *	844,400	19,843
Myogen, Warrants, 9/29/09 *‡	113,000	1,774
Myriad Genetics *	1,000,000	21,860
Nektar Therapeutics *	200,000	3,390
Neurocrine Biosciences *	1,000,000	49,190
NPS Pharmaceuticals *	1,000,000	10,110
Protein Design Labs *	150,000	4,200
Rigel Pharmaceuticals *	400,000	9,508
Senomyx *	1,000,000	17,030
Tercica *	325,000	3,666
Theravance *	550,000	11,572
Threshold Pharmaceuticals *	345,000	4,709
Trimeris *	625,000	9,588
Vertex Pharmaceuticals *	1,400,000	31,290
ViroPharma *	600,000	12,480
		488,381
Health Care Equipment & Supplies 1.6%
Advanced Neuromodulation Systems *	300,000	14,238
Analogic	120,000	6,049
Conor Medsystems *	125,000	2,938
Endologix *	682,500	3,467
Greatbatch *	400,000	10,976
Immucor *	248,100	6,808
Integra LifeSciences *	544,100	20,817
ResMed *	213,700	17,021
Respironics *	300,000	12,654
Symmetry Medical *	75,000	1,778
Wright Medical Group *	250,000	6,170
		102,916
Health Care Providers & Services 10.0%
Community Health System *	1,000,000	38,810
Coventry Health Care *	1,275,000	109,676
DaVita *	2,650,000	122,085
HealthStream *†	2,405,000	7,095
Henry Schein *	3,800,000	161,956
LabOne *	300,000	13,050
Omnicare	1,418,300	79,751
Symbion *	500,000	12,935
United Surgical Partners International *	525,000	20,533
VCA Antech *	1,600,000	40,832
WebMD, Class A *	122,000	3,007
WellChoice *	300,000	22,770
		632,500
Pharmaceuticals 0.9%
Adams Respiratory Therapeutics *	104,000	3,358
Atherogenics *	850,000	13,626
Inspire Pharmaceuticals *	1,200,000	9,120
Medicines Company *	900,000	20,709
Noven Pharmaceuticals *	375,000	5,250
Taro Pharmaceuticals *	210,000	5,403
		57,466
Total Health Care		1,281,263

INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 1.8%
Argon *	177,957	5,221
Armor Holdings *	980,600	42,176
HEICO, Class A	700,000	12,460
Mercury Computer Systems *	350,000	9,187
Moog, Class A *	650,000	19,188
MTC Technologies *	200,000	6,396
Triumph Group *	500,000	18,585
		113,213
Air Freight & Logistics 0.1%
EGL *	300,000	8,145
		8,145
Building Products 0.0%
Trex *	100,000	2,400
		2,400
Commercial Services & Supplies 6.2%
Advisory Board *	692,000	36,012
Corporate Executive Board	798,800	62,290
CRA International *	200,000	8,338
Global Cash Access *	605,000	8,531
Intersections *	88,510	1,058
Kenexa *	336,900	4,218
Korn/Ferry *	1,500,000	24,585
Mobile Mini *†	1,070,088	46,388
Navigant Consulting *	1,375,000	26,345
Resources Global Professionals *	1,300,000	38,519
School Specialty *†	1,500,000	73,170
Tetra Tech *	500,000	8,410
Waste Connections *	1,500,000	52,620
		390,484
Industrial Conglomerates 1.2%
Roper Industries	2,000,000	78,580
		78,580
Machinery 2.4%
Actuant, Class A †	1,500,000	70,200
Oshkosh Truck	1,900,000	82,004
		152,204
Trading Companies & Distributors 1.1%
Interline Brands *	1,000,000	21,010
MSC Industrial Direct	1,000,000	33,170
United Rentals *	700,000	13,797
		67,977
Total Industrials & Business Services		813,003

INFORMATION TECHNOLOGY 22.4%
Communications Equipment 1.2%
ADTRAN	900,000	28,350
F5 Networks *	125,000	5,434
Foundry Networks *	1,600,000	20,320
Harmonic *	800,000	4,656
Packeteer *	800,000	10,040
Tekelec *	200,000	4,190
		72,990
Electronic Equipment & Instruments 1.6%
Cogent *	454,582	10,796
Daktronics	150,000	3,597
DTS *	582,700	9,813
Molex	100,000	2,668
National Instruments	850,000	20,944
Orbotech *	825,000	20,642
Scansource *	300,000	14,622
Trimble Navigation *	632,900	21,322
		104,404
Internet Software & Services 2.3%
Autobytel *	1,500,000	7,515
CNET Networks *	2,000,000	27,140
Digital Insight *	1,150,000	29,969
Digital River *	331,300	11,546
Digitas *	1,275,035	14,484
HouseValues *	427,626	6,115
Marchex, Class B *	1,000,000	16,560
MatrixOne *	1,150,000	6,049
Sina *	750,000	20,625
The Knot *†	800,000	8,872
		148,875
IT Services 3.1%
BISYS Group *	600,000	8,058
Certegy	1,300,000	52,026
Global Payments	500,000	38,860
Heartland Payment Systems *	113,500	2,708
Maximus	350,000	12,513
Moneygram International	500,000	10,855
Paychex	100,000	3,708
RightNow Technologies *	1,000,000	14,720
SkillSoft ADR *	3,500,000	16,030
SRA International, Class A *	200,000	7,096
TALX Corporation	683,937	22,426
Verifone Holdings *	340,000	6,837
		195,837
Semiconductor & Semiconductor Equipment 6.4%
Advanced Analogic Technologies *	116,000	1,298
Advanced Energy Industries *	800,000	8,608
Altera *	600,000	11,466
AMIS Holdings *	1,424,075	16,890
Analog Devices	750,000	27,855
Atheros Communications *	500,000	4,880
ATMI *	584,300	18,113
Cabot Microelectronics *	300,000	8,814
CEVA *	592,900	3,071
Cognex	200,000	6,014
Credence Systems *	1,000,000	7,980
Cymer *	1,150,000	36,018
Cypress Semiconductor *	425,000	6,396
FEI *	1,182,750	22,768
Ikanos Communications *	130,000	1,598
Integrated Device Technology *	2,960,000	31,790
Intersil Holding, Class A	1,150,000	25,047
Intevac *	1,000,000	10,310
Lattice Semiconductor *	1,700,000	7,276
Linear Technology	200,000	7,518
Maxim Integrated Products	750,000	31,988
Micrel *	300,000	3,369
MKS Instruments *	1,000,000	17,230
PDF Solutions *	526,700	8,743
PMC-Sierra *	3,000,000	26,430
Semtech *	950,000	15,647
Silicon Laboratories *	600,000	18,234
Virage Logic *	958,200	7,426
Xilinx	500,000	13,925
		406,702
Software 7.8%
Activision *	2,250,000	46,012
Agile Software *†	2,900,000	20,793
Altiris *†	1,450,000	22,171
Cadence Design Systems *	500,000	8,080
Convera *	1,500,000	21,150
FactSet Research Systems	750,000	26,430
FileNet *	900,000	25,110
Jack Henry & Associates	1,925,000	37,345
Kronos *	800,000	35,712
Macromedia *	150,000	6,101
McAfee *	750,000	23,565
Mercury Interactive *	650,000	25,740
Motive *	1,154,700	7,321
NAVTEQ *	750,000	37,462
Net 1 UEPS Technologies *	507,000	11,367
NetIQ *	900,000	11,016
Open Solutions *†	1,175,000	25,638
Quest Software *	980,400	14,775
Red Hat *	1,350,000	28,606
RSA Security *	725,000	9,215
Salesforce.com *	200,000	4,624
Take-Two Interactive Software *	950,000	20,986
THQ *	338,991	7,227
Verity *	1,400,000	14,868
		491,314
Total Information Technology		1,420,122

MATERIALS 0.6%
Chemicals 0.6%
Airgas	400,000	11,852
Symyx Technologies *	1,000,000	26,120
Total Materials		37,972

TELECOMMUNICATION SERVICES 5.1%
Wireless Telecommunication Services 5.1%
Crown Castle International *	1,750,000	43,102
Nextel Partners, Class A *	2,850,000	71,535
NII Holdings, Class B *	2,201,800	185,942
SBA Communications *	356,700	5,511
Ubiquitel *	400,100	3,497
Wireless Facilities *	2,000,000	11,600
Total Telecommunication Services		321,187
Total Common Stocks (Cost $3,615,727)		6,210,403

CONVERTIBLE PREFERRED STOCKS 0.0%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Control Delivery Systems, Series A *‡	74,432	1,000
Total Convertible Preferred Stocks (Cost $4,000)		1,000
SHORT-TERM INVESTMENTS 1.6%
Money Market Fund 1.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	102,130,614	102,131
Total Short-Term Investments (Cost $102,131)		102,131
Total Investments in Securities
99.6% of Net Assets (Cost $3,721,858)		$6,313,534

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
ADR	American Depository Receipts

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
AC Moore Arts &
Crafts	$-	$-	$-	$19,180	$28,810
Acadia
Pharmaceuticals	4,196	-	-	14,920	*
Acadia
Pharmaceuticals,
Warrants, 4/1/10	-	-	-	419	*
Actuant	10,075	-	120	70,200	65,970
Agile Software	-	1,095	-	20,793	24,510
Altiris	17,024	-	-	22,171	*
Christopher &
Banks	-	-	240	27,740	36,900
Convera	-	-	-	**	6,990
Delta Financial	3,867	-	172	10,548	*
Endologix	-	-	-	**	4,661
HealthStream	-	-	-	7,095	6,445
Keryx
Biopharmaceuticals	-	-	-	**	3,182
META Group	-	5,046	-	-	3,784
Mobile Mini	-	987	-	46,388	36,344
Multimedia Games	-	41,385	-	-	35,460
Myogen	-	-	-	**	5,770
Myogen, Warrants
9/29/09	-	-	-	**	31
Open Solutions	17,784	-	-	25,638	*
School Specialty	-	-	-	73,170	57,840
Spanish
Broadcasting	-	3,394	-	15,669	26,400
The Finish Line	-	6,429	138	25,533	40,260
The Knot	-	2,063	-	8,872	6,818
Tuesday Morning	-	7,514	1,170	37,512	64,323
T. Rowe Price
Reserve Investment
Fund, 3.79%	¤	¤	1,450	102,131	89,845
Totals			$3,290	$527,979	$544,343

‡	Includes dividend income of $3,290 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2004.
**	The issuer was not considered an affiliated company at September 30, 2005.
¤	Purchase and sale information not shown for cash management funds.

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $3,285 and represents 0.1% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Acadia Pharmaceuticals, Warrants, 4/1/10	4/20/05	$0
Control Delivery Systems, Series A	8/9/00	4,000
MannKind, Warrants, 8/5/10	8/5/05	8
Myogen, Warrants, 9/29/09	9/29/04	14
Totals		$4,022

The fund has registration rights for certain restricted securities held as of
September 30, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND
(Unaudited)	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $3,721,858,000. Net unrealized gain aggregated $2,591,676,000 at period-end, of which $2,823,458,000 related to appreciated investments and $231,782,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized loss on all affiliated companies was $4,705,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005